NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Cash (Policies)	Sep. 30, 2023
September 30, 2023
Cash

Cash

Cash includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

December 31, 2022
Cash

Cash

Cash includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.